UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                 FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:               June 30, 2012

Check here if Amendment [  ]:  Amendment Number:
This Amendment (check only one):  [  ] is a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     Permal Investment Management Services Limited
          12 St. James's Square
          London SW1Y 4LB
          United Kingdom

13F File Number:  28-14026

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this firm.

Name:    Michael McDonough
Title:   EVP, General Counsel
Phone:   44-20-73891336
Signature                          Place                   Date of Signing



_________________________________________________________________________
/s/Michael McDonough             London, UK                August 14, 2012

Report Type (check only one)

[   ]   13F HOLDINGS REPORT

[ x ]   13F NOTICE

[   ]   13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700         Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                FORM 13F SUMMARY PAGE

Report Summary:  N/A

Number of Other Included Managers:  N/A

Form 13F Information Table Entry Total:  N/A

Form 13F Information Table Value Total:  N/A

List of Other Included Managers:  N/A